PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited)

Voya VACS Series HYB Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 92.9%
Basic Materials : 4.6%
635,000
(1)
Avient Corp., 6.250%,
11/01/2031 $ 627,049
0.4
300,000
(1)
Axalta Coating Systems
Dutch Holding B BV,
7.250%,
02/15/2031 310,825
0.2
419,000
(1)
Axalta Coating
Systems LLC, 3.375%,
02/15/2029 380,740
0.2
450,000
(1)
Cleveland-Cliffs, Inc.,
4.625%,
03/01/2029 420,113
0.2
408,000
(1)
Cleveland-Cliffs, Inc.,
4.875%,
03/01/2031 366,546
0.2
190,000
(1)(2)
Cleveland-Cliffs, Inc.,
7.000%,
03/15/2032 186,838
0.1
618,000
(1)
Constellium SE,
5.625%,
06/15/2028 607,381
0.4
720,000
(1)
Hudbay Minerals, Inc.,
4.500%,
04/01/2026 710,361
0.4
411,075
(1)
Innophos Holdings, Inc.,
11.500%,
06/15/2029 427,518
0.3
390,000
(1)
Mativ Holdings, Inc.,
8.000%,
10/01/2029 376,135
0.2
510,000
(1)
NOVA Chemicals Corp.,
7.000%,
12/01/2031 508,153
0.3
140,000
(1)
Novelis Corp., 3.250%,
11/15/2026 133,475
0.1
385,000
(1)
Novelis Corp., 3.875%,
08/15/2031 331,912
0.2
225,000
(1)
Novelis Corp., 4.750%,
01/30/2030 207,844
0.1
410,000
(1)
Nufarm Australia Ltd. /
Nufarm Americas, Inc.,
5.000%,
01/27/2030 378,160
0.2
265,000  Olin Corp., 5.000%,
02/01/2030 248,974
0.2
422,000
(1)
Olympus Water US
Holding Corp., 4.250%,
10/01/2028 394,713
0.2
200,000
(1)
Olympus Water US
Holding Corp., 7.125%,
10/01/2027 203,745
0.1
480,000
(1)
SPCM SA, 3.125%,
03/15/2027 454,113
0.3
635,000
(1)
Tronox, Inc., 4.625%,
03/15/2029 570,672
0.3
7,845,267
4.6
Communications : 9.9%
500,000
(1)
Altice France SA,
5.125%,
07/15/2029 374,969
0.2
450,000
(1)
Arches Buyer, Inc.,
6.125%,
12/01/2028 402,256
0.2
208,000
(1)
Beasley Mezzanine
Holdings LLC, 9.200%,
08/01/2028 117,520
0.1
215,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.250%,
01/15/2034 174,676
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
1,095,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.500%,
08/15/2030 $ 984,171
0.6
1,005,000  CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.500%,
05/01/2032 865,624
0.5
945,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.000%,
02/01/2028 911,678
0.5
660,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.125%,
05/01/2027 649,087
0.4
230,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.500%,
05/01/2026 229,537
0.1
550,000
(1)
Connect Finco Sarl /
Connect US Finco LLC,
9.000%,
09/15/2029 501,630
0.3
1,105,000
(1)
Directv Financing LLC
/ Directv Financing Co-
Obligor, Inc., 5.875%,
08/15/2027 1,077,777
0.6
385,000  EchoStar Corp.,
10.750%,
11/30/2029 414,399
0.2
420,000
(1)
GCI LLC, 4.750%,
10/15/2028 392,691
0.2
525,000  Lamar Media Corp.,
4.000%,
02/15/2030 478,429
0.3
510,000
(1)
Level 3 Financing, Inc.,
4.000%,
04/15/2031 404,175
0.2
635,000
(1)
Level 3 Financing, Inc.,
10.500%,
05/15/2030 694,690
0.4
900,000
(1)
Match Group Holdings
II LLC, 4.625%,
06/01/2028 857,839
0.5
620,000
(1)
McGraw-Hill Education,
Inc., 7.375%,
09/01/2031 635,304
0.4
604,000
(1)(2)
Outfront Media Capital
LLC / Outfront Media
Capital Corp., 4.625%,
03/15/2030 558,611
0.3
220,000
(1)
Sirius XM Radio, Inc.,
3.125%,
09/01/2026 211,519
0.1
1,490,000
(1)
Sirius XM Radio, Inc.,
5.000%,
08/01/2027 1,450,391
0.9
605,000
(1)
Stagwell Global LLC,
5.625%,
08/15/2029 576,740
0.3
975,000
(1)
Univision
Communications, Inc.,
6.625%,
06/01/2027 972,219
0.6
310,000
(1)(2)
Viasat, Inc., 6.500%,
07/15/2028 251,627
0.2
230,000
(1)
Viasat, Inc., 7.500%,
05/30/2031 160,180
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
425,000
(1)
Viavi Solutions, Inc.,
3.750%,
10/01/2029 $ 385,377
0.2
675,000
(1)
Virgin Media Vendor
Financing Notes
IV DAC, 5.000%,
07/15/2028 639,936
0.4
652,000
(1)
Vmed O2 UK Financing
I PLC, 4.750%,
07/15/2031 561,416
0.3
665,000
(1)
Windstream Escrow
LLC / Windstream
Escrow Finance Corp.,
8.250%,
10/01/2031 687,605
0.4
465,000
(1)
Zayo Group Holdings,
Inc., 4.000%,
03/01/2027 429,332
0.3
17,051,405
9.9
Consumer, Cyclical : 18.6%
987,000
(1)
1011778 BC ULC /
New Red Finance, Inc.,
6.125%,
06/15/2029 991,430
0.6
515,000
(1)
Adient Global
Holdings Ltd., 4.875%,
08/15/2026 507,796
0.3
260,000
(1)(2)
Adient Global
Holdings Ltd., 8.250%,
04/15/2031 265,997
0.2
596,000
(1)
Allison Transmission,
Inc., 5.875%,
06/01/2029 592,857
0.3
485,000
(1)
American Airlines, Inc.,
7.250%,
02/15/2028 497,563
0.3
197,500
(1)
American Airlines, Inc./
AAdvantage Loyalty
IP Ltd., 5.500%,
04/20/2026 197,018
0.1
345,000  Asbury Automotive
Group, Inc., 4.500%,
03/01/2028 330,948
0.2
508,000  Asbury Automotive
Group, Inc., 4.750%,
03/01/2030 475,593
0.3
260,000  Bath & Body Works,
Inc., 6.750%,
07/01/2036 264,583
0.2
113,000
(1)
Bath & Body Works,
Inc., 9.375%,
07/01/2025 115,058
0.1
535,000
(1)(2)
Caesars Entertainment,
Inc., 4.625%,
10/15/2029 501,329
0.3
779,000
(1)
Caesars Entertainment,
Inc., 7.000%,
02/15/2030 794,019
0.5
350,000
(1)
Carnival Corp., 4.000%,
08/01/2028 331,965
0.2
845,000
(1)
Carnival Corp., 6.000%,
05/01/2029 843,647
0.5
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
327,352
(1)(3)
Carvana Co., 9.000%
(PIK Rate 12.000%,
Cash Rate 9.000%),
12/01/2028 $ 349,844
0.2
540,000
(1)
CCM Merger, Inc.,
6.375%,
05/01/2026 541,472
0.3
595,000
(1)
Cinemark USA, Inc.,
7.000%,
08/01/2032 607,700
0.3
525,000
(1)
Dream Finders
Homes, Inc., 8.250%,
08/15/2028 549,591
0.3
500,000
(1)
eG Global Finance PLC,
12.000%,
11/30/2028 559,757
0.3
405,000
(1)
Foundation Building
Materials, Inc., 6.000%,
03/01/2029 357,527
0.2
305,000
(1)
Gap, Inc., 3.625%,
10/01/2029 274,181
0.2
402,000
(1)
Gap, Inc., 3.875%,
10/01/2031 348,007
0.2
485,000
(1)
Gates Corp., 6.875%,
07/01/2029 493,957
0.3
600,000
(1)
Group 1 Automotive,
Inc., 6.375%,
01/15/2030 602,699
0.3
892,000
(1)
Hilton Domestic
Operating Co., Inc.,
5.875%,
03/15/2033 878,342
0.5
481,000
(1)
Installed Building
Products, Inc., 5.750%,
02/01/2028 473,462
0.3
480,000
(1)
Interface, Inc., 5.500%,
12/01/2028 471,952
0.3
860,000
(1)
International Game
Technology PLC,
5.250%,
01/15/2029 839,571
0.5
580,000
(1)
Lithia Motors, Inc.,
4.375%,
01/15/2031 528,004
0.3
100,000  M/I Homes, Inc.,
3.950%,
02/15/2030 90,768
0.0
440,000  M/I Homes, Inc.,
4.950%,
02/01/2028 427,370
0.2
255,000  Macy's Retail Holdings
LLC, 4.500%,
12/15/2034 212,686
0.1
195,000
(1)
Macy's Retail Holdings
LLC, 5.875%,
03/15/2030 187,334
0.1
370,000
(1)
Macy's Retail Holdings
LLC, 6.125%,
03/15/2032 347,812
0.2
450,000
(1)
Melco Resorts
Finance Ltd., 5.250%,
04/26/2026 443,252
0.3
472,000
(1)
Melco Resorts
Finance Ltd., 5.375%,
12/04/2029 431,885
0.2
280,000  MGM Resorts
International, 4.625%,
09/01/2026 276,445
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
260,000  MGM Resorts
International, 4.750%,
10/15/2028 $ 249,156
0.1
270,000  MGM Resorts
International, 6.500%,
04/15/2032 269,307
0.2
785,000
(1)(2)
Michaels Cos., Inc.,
5.250%,
05/01/2028 593,589
0.3
510,000  Murphy Oil USA, Inc.,
4.750%,
09/15/2029 484,409
0.3
160,000  Murphy Oil USA, Inc.,
5.625%,
05/01/2027 159,293
0.1
280,000
(1)
NCL Corp. Ltd.,
5.875%,
02/15/2027 279,329
0.2
255,000
(1)
NCL Corp. Ltd.,
8.375%,
02/01/2028 266,820
0.2
410,000  Newell Brands, Inc.,
6.625%,
05/15/2032 413,316
0.2
475,000
(1)
Raising Cane's
Restaurants LLC,
9.375%,
05/01/2029 509,443
0.3
1,180,000
(1)
Royal Caribbean
Cruises Ltd., 5.375%,
07/15/2027 1,173,508
0.7
720,000
(1)
Royal Caribbean
Cruises Ltd., 5.625%,
09/30/2031 708,703
0.4
510,000
(2)
Sally Holdings LLC
/ Sally Capital, Inc.,
6.750%,
03/01/2032 511,568
0.3
485,000
(1)
Scientific Games
Holdings L.P./Scientific
Games US FinCo, Inc.,
6.625%,
03/01/2030 464,530
0.3
590,000
(1)
Scientific Games
International, Inc.,
7.000%,
05/15/2028 591,725
0.3
803,000
(1)
Station Casinos LLC,
4.500%,
02/15/2028 762,523
0.4
411,000
(1)
Tempur Sealy
International, Inc.,
3.875%,
10/15/2031 358,935
0.2
307,000
(1)
Tempur Sealy
International, Inc.,
4.000%,
04/15/2029 283,155
0.2
500,000
(2)
United Airlines
Holdings, Inc., 4.875%,
01/15/2025 499,322
0.3
465,000
(1)
United Airlines, Inc.,
4.375%,
04/15/2026 457,573
0.3
560,000
(1)
Victoria's Secret & Co.,
4.625%,
07/15/2029 511,115
0.3
925,000
(1)
Viking Cruises Ltd.,
5.875%,
09/15/2027 921,078
0.5
135,000
(1)
Viking Cruises Ltd.,
7.000%,
02/15/2029 135,877
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
500,000
(1)
VistaJet Malta
Finance PLC /
Vista Management
Holding, Inc., 6.375%,
02/01/2030 $ 437,419
0.3
270,000
(1)
VistaJet Malta
Finance PLC /
Vista Management
Holding, Inc., 7.875%,
05/01/2027 263,120
0.1
290,000  Walgreens Boots
Alliance, Inc., 4.800%,
11/18/2044 207,532
0.1
440,000  Walgreens Boots
Alliance, Inc., 8.125%,
08/15/2029 436,069
0.3
555,000
(1)
William Carter Co.,
5.625%,
03/15/2027 550,788
0.3
665,000
(1)
Wynn Las Vegas LLC
/ Wynn Las Vegas
Capital Corp., 5.250%,
05/15/2027 658,302
0.4
425,000
(1)
Wynn Resorts Finance
LLC / Wynn Resorts
Capital Corp., 6.250%,
03/15/2033 418,891
0.2
825,000  Yum! Brands, Inc.,
3.625%,
03/15/2031 730,138
0.4
350,000
(1)
ZF North America
Capital, Inc., 4.750%,
04/29/2025 348,599
0.2
330,000
(1)
ZF North America
Capital, Inc., 6.875%,
04/14/2028 329,339
0.2
31,987,892
18.6
Consumer, Non-cyclical : 19.4%
415,000
(1)(2)
1375209 BC Ltd.,
9.000%,
01/30/2028 416,097
0.2
575,000
(1)
Acadia Healthcare
Co., Inc., 5.500%,
07/01/2028 551,681
0.3
527,000
(1)
AdaptHealth LLC,
4.625%,
08/01/2029 474,548
0.3
255,000
(1)
ADT Security Corp.,
4.125%,
08/01/2029 234,694
0.1
497,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
3.500%,
03/15/2029 452,819
0.3
609,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
5.875%,
02/15/2028 606,990
0.4

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
300,000
(1)
Allied Universal Holdco
LLC/Allied Universal
Finance Corp./Atlas
Luxco 4 Sarl, 4.625%,
06/01/2028 $ 282,855
0.2
650,000
(1)
Allied Universal Holdco
LLC/Allied Universal
Finance Corp./Atlas
Luxco 4 Sarl, 4.625%,
06/01/2028 615,124
0.4
425,000
(1)
Alta Equipment
Group, Inc., 9.000%,
06/01/2029 405,880
0.2
215,000
(1)
APi Group DE, Inc.,
4.125%,
07/15/2029 197,898
0.1
230,000
(1)
APi Group DE, Inc.,
4.750%,
10/15/2029 217,431
0.1
170,000
(1)
Avis Budget Car Rental
LLC / Avis Budget
Finance, Inc., 5.750%,
07/15/2027 166,282
0.1
570,000
(1)
Avis Budget Car Rental
LLC / Avis Budget
Finance, Inc., 8.000%,
02/15/2031 583,913
0.3
470,000
(1)
Bausch Health
Cos., Inc., 4.875%,
06/01/2028 376,524
0.2
345,000
(1)
Bausch Health
Cos., Inc., 6.125%,
02/01/2027 313,472
0.2
446,763  Bausch Lomb, 8.563%,
05/10/2027 449,024
0.3
530,000
(1)
BellRing Brands, Inc.,
7.000%,
03/15/2030 543,718
0.3
500,000
(1)
Belron UK Finance
PLC, 5.750%,
10/15/2029 495,280
0.3
389,000
(1)
Brink's Co., 6.500%,
06/15/2029 394,549
0.2
230,000
(1)
Brink's Co., 6.750%,
06/15/2032 231,956
0.1
725,000
(1)
Cheplapharm
Arzneimittel GmbH,
5.500%,
01/15/2028 660,455
0.4
795,000
(1)
CHS/Community Health
Systems, Inc., 5.250%,
05/15/2030 653,703
0.4
950,000
(1)
CHS/Community Health
Systems, Inc., 5.625%,
03/15/2027 912,791
0.5
550,000
(1)
Cimpress PLC, 7.375%,
09/15/2032 547,084
0.3
450,000
(1)
CPI CG, Inc., 10.000%,
07/15/2029 483,351
0.3
401,000
(1)
DaVita, Inc., 3.750%,
02/15/2031 347,350
0.2
685,000
(1)
DaVita, Inc., 4.625%,
06/01/2030 630,327
0.4
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
540,000
(1)
Embecta Corp.,
5.000%,
02/15/2030 $ 497,890
0.3
605,000  Encompass Health
Corp., 4.750%,
02/01/2030 573,976
0.3
635,000
(1)
Fiesta Purchaser, Inc.,
7.875%,
03/01/2031 663,647
0.4
170,000
(1)
Garda World Security
Corp., 4.625%,
02/15/2027 165,262
0.1
472,000
(1)
Graham Holdings Co.,
5.750%,
06/01/2026 470,453
0.3
666,000
(1)
Jazz Securities DAC,
4.375%,
01/15/2029 629,858
0.4
760,000
(1)
LifePoint Health, Inc.,
9.875%,
08/15/2030 820,957
0.5
635,000
(1)
Medline Borrower L.P.,
3.875%,
04/01/2029 588,586
0.3
698,000
(1)
Medline Borrower L.P.,
5.250%,
10/01/2029 674,278
0.4
155,000
(1)
Medline Borrower L.P./
Medline Co-Issuer, Inc.,
6.250%,
04/01/2029 156,828
0.1
450,000
(1)
Molina Healthcare, Inc.,
6.250%,
01/15/2033 445,163
0.3
475,000
(1)
NESCO Holdings
II, Inc., 5.500%,
04/15/2029 441,258
0.3
289,000  New Albertsons L.P.,
7.450%,
08/01/2029 300,521
0.2
600,000
(1)
Organon & Co /
Organon Foreign Debt
Co-Issuer BV, 5.125%,
04/30/2031 539,868
0.3
400,000
(1)(2)
Organon & Co /
Organon Foreign Debt
Co-Issuer BV, 7.875%,
05/15/2034 409,444
0.2
695,000
(1)
Performance Food
Group, Inc., 6.125%,
09/15/2032 695,837
0.4
605,000  Perrigo Finance
Unlimited Co. USD,
6.125%,
09/30/2032 592,350
0.4
625,000
(1)
Post Holdings, Inc.,
4.625%,
04/15/2030 576,952
0.3
405,000
(1)
Post Holdings, Inc.,
6.250%,
10/15/2034 395,539
0.2
120,000
(1)
Post Holdings, Inc.,
6.375%,
03/01/2033 117,764
0.1
765,000
(1)
Prime Security Services
Borrower LLC / Prime
Finance, Inc., 6.250%,
01/15/2028 761,687
0.4
475,000
(1)
Primo Water Holdings,
Inc., 4.375%,
04/30/2029 442,158
0.3
635,000
(1)
Raven Acquisition
Holdings LLC, 6.875%,
11/15/2031 630,217
0.4

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
330,000
(1)
Select Medical Corp.,
6.250%,
12/01/2032 $ 318,073
0.2
375,000  Service Corp.
International, 5.750%,
10/15/2032 364,212
0.2
660,000
(1)
Simmons Foods, Inc./
Simmons Prepared
Foods,, Inc. ./
Simmons Pet Food,,
Inc../Simmons Feed,
4.625%,
03/01/2029 610,690
0.4
544,000
(1)
Sotera Health
Holdings LLC, 7.375%,
06/01/2031 551,807
0.3
420,000
(1)
Star Parent, Inc.,
9.000%,
10/01/2030 436,737
0.3
590,000
(1)
Teleflex, Inc., 4.250%,
06/01/2028 562,638
0.3
520,000  Tenet Healthcare Corp.,
5.125%,
11/01/2027 509,726
0.3
920,000  Tenet Healthcare Corp.,
6.125%,
10/01/2028 919,117
0.5
882,000  Tenet Healthcare Corp.,
6.125%,
06/15/2030 876,151
0.5
420,000
(1)
Triton Water Holdings,
Inc., 6.250%,
04/01/2029 417,376
0.2
425,000
(1)
United Natural
Foods, Inc., 6.750%,
10/15/2028 419,297
0.3
555,000  United Rentals North
America, Inc., 4.875%,
01/15/2028 540,583
0.3
160,000  United Rentals North
America, Inc., 5.500%,
05/15/2027 159,476
0.1
330,000
(1)
United Rentals North
America, Inc., 6.125%,
03/15/2034 327,832
0.2
605,000
(1)
US Foods, Inc., 5.750%,
04/15/2033 589,449
0.3
595,000
(1)
Veritiv Operating Co.,
10.500%,
11/30/2030 641,547
0.4
515,000
(1)
Wand NewCo 3, Inc.,
7.625%,
01/30/2032 529,494
0.3
230,000
(1)
Williams Scotsman
International, Inc.,
4.625%,
08/15/2028 219,804
0.1
410,000
(1)
Williams Scotsman
International, Inc.,
6.125%,
06/15/2025 409,838
0.2
70,000
(1)
Williams Scotsman,
Inc., 7.375%,
10/01/2031 72,071
0.0
33,312,207
19.4
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy : 12.4%
375,000
(1)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.375%,
06/15/2029 $ 365,458
0.2
530,000
(1)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.750%,
03/01/2027 527,892
0.3
500,000
(1)
Archrock Partners L.P.
/ Archrock Partners
Finance Corp., 6.250%,
04/01/2028 497,647
0.3
285,000
(1)
Archrock Partners L.P.
/ Archrock Partners
Finance Corp., 6.625%,
09/01/2032 284,915
0.2
79,000
(1)
Archrock Partners L.P.
/ Archrock Partners
Finance Corp., 6.875%,
04/01/2027 79,484
0.0
735,000
(1)
Ascent Resources Utica
Holdings LLC / ARU
Finance Corp., 5.875%,
06/30/2029 716,519
0.4
675,000
(1)
Baytex Energy Corp.,
8.500%,
04/30/2030 690,317
0.4
576,000
(1)
Chord Energy Corp.,
6.375%,
06/01/2026 576,264
0.3
620,000
(1)
Crescent Energy
Finance LLC, 7.625%,
04/01/2032 617,383
0.4
345,000
(1)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 7.125%,
06/01/2028 345,054
0.2
470,000
(1)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 8.625%,
03/15/2029 486,385
0.3
511,000
(1)
DT Midstream, Inc.,
4.125%,
06/15/2029 477,569
0.3
290,000
(1)
DT Midstream, Inc.,
4.375%,
06/15/2031 264,811
0.2
425,000
(1)
Earthstone Energy
Holdings LLC, 8.000%,
04/15/2027 434,303
0.3
670,000
(1)
Encino Acquisition
Partners Holdings LLC,
8.500%,
05/01/2028 684,313
0.4
592,000
(1)
Enerflex Ltd., 9.000%,
10/15/2027 616,805
0.4
770,000
(1)
EQM Midstream
Partners L.P., 4.750%,
01/15/2031 724,670
0.4
185,000  Global Partners L.P.
/ GLP Finance Corp.,
7.000%,
08/01/2027 186,622
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
565,000
(1)
Global Partners L.P.
/ GLP Finance Corp.,
8.250%,
01/15/2032 $ 581,491
0.3
385,000
(1)
Harvest Midstream
I L.P., 7.500%,
09/01/2028 388,760
0.2
315,000
(1)
Harvest Midstream
I L.P., 7.500%,
05/15/2032 321,075
0.2
330,000
(1)
Hess Midstream
Operations L.P.,
5.500%,
10/15/2030 320,625
0.2
400,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
5.750%,
02/01/2029 382,003
0.2
380,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
04/15/2030 359,024
0.2
175,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
02/01/2031 162,496
0.1
150,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.875%,
05/15/2034 140,373
0.1
345,000
(1)
Howard Midstream
Energy Partners LLC,
7.375%,
07/15/2032 350,835
0.2
300,000
(1)
Howard Midstream
Energy Partners LLC,
8.875%,
07/15/2028 315,588
0.2
706,000
(1)
Kinetik Holdings L.P.,
5.875%,
06/15/2030 695,445
0.4
530,000
(1)
Kodiak Gas Services
LLC, 7.250%,
02/15/2029 541,126
0.3
745,000
(1)
Matador Resources Co.,
6.875%,
04/15/2028 756,310
0.4
455,000
(1)
Moss Creek Resources
Holdings, Inc., 8.250%,
09/01/2031 446,973
0.3
510,000
(1)
Northriver Midstream
Finance L.P., 6.750%,
07/15/2032 513,509
0.3
405,000
(1)
Permian Resources
Operating LLC, 5.875%,
07/01/2029 397,680
0.2
325,000
(1)
Permian Resources
Operating LLC, 6.250%,
02/01/2033 321,071
0.2
415,000  SM Energy Co.,
6.625%,
01/15/2027 414,885
0.2
485,000
(1)
Summit Midstream
Holdings LLC, 8.625%,
10/31/2029 503,505
0.3
225,000
(1)
Sunoco L.P., 7.000%,
05/01/2029 231,066
0.1
190,000  Sunoco L.P. / Sunoco
Finance Corp., 4.500%,
05/15/2029 179,263
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
525,000  Sunoco L.P. / Sunoco
Finance Corp., 4.500%,
04/30/2030 $ 487,301
0.3
260,000
(1)
Talos Production, Inc.,
9.000%,
02/01/2029 266,996
0.2
330,000
(1)
Talos Production, Inc.,
9.375%,
02/01/2031 336,732
0.2
273,000
(1)
Transocean Poseidon
Ltd., 6.875%,
02/01/2027 274,037
0.2
75,000
(1)
Transocean Titan
Financing Ltd., 8.375%,
02/01/2028 76,607
0.0
555,000
(1)
Venture Global
Calcasieu Pass LLC,
4.125%,
08/15/2031 497,457
0.3
765,000
(1)
Venture Global
LNG, Inc., 7.000%,
01/15/2030 777,197
0.4
760,000
(1)
Venture Global
LNG, Inc., 8.125%,
06/01/2028 791,200
0.5
855,000
(1)
Venture Global
LNG, Inc., 8.375%,
06/01/2031 892,587
0.5
21,299,628
12.4
Financial : 10.8%
690,000
(1)
Acrisure LLC / Acrisure
Finance, Inc., 7.500%,
11/06/2030 711,228
0.4
1,090,000
(1)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 6.500%,
10/01/2031 1,080,597
0.6
295,000  Ally Financial, Inc.,
5.750%,
11/20/2025 296,658
0.2
320,000  Ally Financial, Inc.,
6.700%,
02/14/2033 322,745
0.2
405,000
(1)
Aretec Escrow
Issuer, Inc., 7.500%,
04/01/2029 403,558
0.2
593,000
(1)
Burford Capital Global
Finance LLC, 6.875%,
04/15/2030 596,177
0.4
400,000
(1)
CI Financial Corp.,
7.500%,
05/30/2029 418,908
0.2
660,000
(1)
Focus Financial
Partners LLC, 6.750%,
09/15/2031 658,103
0.4
480,000
(1)
Freedom Mortgage
Corp., 6.625%,
01/15/2027 480,585
0.3
275,000
(1)
Freedom Mortgage
Corp., 12.250%,
10/01/2030 304,420
0.2
265,000
(1)
Freedom Mortgage
Holdings LLC, 9.125%,
05/15/2031 273,565
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
945,000
(1)
Icahn Enterprises L.P.
/ Icahn Enterprises
Finance Corp.,
10.000%,
11/15/2029 $ 948,413
0.6
980,000
(1)
Iron Mountain, Inc.,
5.250%,
07/15/2030 936,228
0.5
365,000
(1)
Iron Mountain, Inc.,
6.250%,
01/15/2033 363,783
0.2
205,000
(1)
Jane Street Group /
JSG Finance, Inc.,
4.500%,
11/15/2029 192,138
0.1
710,000
(1)
Jane Street Group /
JSG Finance, Inc.,
6.125%,
11/01/2032 703,895
0.4
110,000
(1)
Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
4.250%,
02/01/2027 106,151
0.1
605,000
(1)
Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
4.750%,
06/15/2029 571,074
0.3
214,000
(1)
Midcap Financial
Issuer Trust, 5.625%,
01/15/2030 196,683
0.1
380,000
(1)
Midcap Financial
Issuer Trust, 6.500%,
05/01/2028 372,003
0.2
420,000
(2)
MPT Operating
Partnership L.P. / MPT
Finance Corp., 5.000%,
10/15/2027 354,499
0.2
405,000
(1)
Nationstar Mortgage
Holdings, Inc., 5.000%,
02/01/2026 402,210
0.2
715,000
(1)
Nationstar Mortgage
Holdings, Inc., 5.125%,
12/15/2030 667,811
0.4
240,000  Navient Corp., 5.000%,
03/15/2027 235,412
0.1
180,000  Navient Corp., 6.750%,
06/25/2025 180,306
0.1
220,000  OneMain Finance
Corp., 4.000%,
09/15/2030 195,703
0.1
720,000  OneMain Finance
Corp., 5.375%,
11/15/2029 692,803
0.4
290,000  OneMain Finance
Corp., 7.125%,
03/15/2026 295,426
0.2
525,000
(1)
Panther Escrow
Issuer LLC, 7.125%,
06/01/2031 530,819
0.3
720,000
(1)
Park Intermediate
Holdings LLC / PK
Domestic Property LLC
/ PK Finance Co-Issuer,
7.000%,
02/01/2030 731,274
0.4
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
425,000
(1)
PHH Escrow Issuer
LLC, 9.875%,
11/01/2029 $ 427,346
0.3
502,000
(1)
PRA Group, Inc.,
5.000%,
10/01/2029 459,714
0.3
300,000
(1)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 6.500%,
04/01/2032 301,759
0.2
555,000
(1)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 7.250%,
07/15/2028 572,670
0.3
220,000
(1)
RLJ Lodging Trust L.P.,
3.750%,
07/01/2026 214,133
0.1
575,000
(1)
Ryan Specialty LLC,
5.875%,
08/01/2032 569,309
0.3
110,000
(1)
Starwood Property
Trust, Inc., 6.500%,
07/01/2030 110,211
0.1
800,000
(1)
United Wholesale
Mortgage LLC, 5.750%,
06/15/2027 790,815
0.5
530,000
(1)
VFH Parent LLC / Valor
Co-Issuer, Inc., 7.500%,
06/15/2031 545,713
0.3
370,000
(1)
XHR L.P., 6.625%,
05/15/2030 371,677
0.2
18,586,522
10.8
Industrial : 10.7%
405,000
(1)
AAR Escrow Issuer
LLC, 6.750%,
03/15/2029 411,080
0.2
635,000
(1)
Arcosa, Inc., 6.875%,
08/15/2032 645,963
0.4
400,000
(1)
Ardagh Metal
Packaging Finance
USA LLC / Ardagh
Metal Packaging
Finance PLC, 4.000%,
09/01/2029 344,057
0.2
295,000
(1)
Bombardier, Inc.,
7.500%,
02/01/2029 307,190
0.2
242,000
(1)
Bombardier, Inc.,
7.875%,
04/15/2027 242,518
0.1
483,000
(1)
Bombardier, Inc.,
8.750%,
11/15/2030 519,797
0.3
610,000
(1)
Brundage-Bone
Concrete Pumping
Holdings, Inc., 6.000%,
02/01/2026 610,258
0.4
95,000
(1)
Cascades, Inc. /
Cascades USA, Inc.,
5.125%,
01/15/2026 94,484
0.1
468,000
(1)
Cascades, Inc. /
Cascades USA, Inc.,
5.375%,
01/15/2028 454,624
0.3
711,000
(1)
Chart Industries, Inc.,
7.500%,
01/01/2030 740,099
0.4

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
550,000
(1)
Clean Harbors, Inc.,
6.375%,
02/01/2031 $ 554,205
0.3
732,000
(1)
Emerald Debt Merger
Sub LLC, 6.625%,
12/15/2030 733,891
0.4
775,000
(1)
Energizer Holdings,
Inc., 4.750%,
06/15/2028 739,207
0.4
624,000
(1)
Fortress Transportation
and Infrastructure
Investors LLC, 5.500%,
05/01/2028 613,395
0.4
360,000
(1)
Fortress Transportation
and Infrastructure
Investors LLC, 5.875%,
04/15/2033 347,801
0.2
510,000
(1)
GFL Environmental,
Inc., 4.000%,
08/01/2028 483,334
0.3
478,000
(1)
GFL Environmental,
Inc., 4.375%,
08/15/2029 452,273
0.3
205,000
(1)
Global Infrastructure
Solutions, Inc., 5.625%,
06/01/2029 198,080
0.1
216,000
(1)
Global Infrastructure
Solutions, Inc., 7.500%,
04/15/2032 214,988
0.1
305,000
(1)
Goat Holdco LLC,
6.750%,
02/01/2032 302,357
0.2
410,000
(1)
Graham Packaging
Co., Inc., 7.125%,
08/15/2028 406,055
0.2
675,000
(1)
Imola Merger Corp.,
4.750%,
05/15/2029 640,656
0.4
425,000
(1)
Intelligent Packaging
Ltd. Finco, Inc. /
Intelligent Packaging
Ltd. Co-Issuer LLC,
6.000%,
09/15/2028 419,380
0.2
425,000
(1)
Madison IAQ LLC,
5.875%,
06/30/2029 401,767
0.2
440,000
(1)
Oscar AcquisitionCo
LLC / Oscar Finance,
Inc., 9.500%,
04/15/2030 415,152
0.2
130,000
(1)
Owens-Brockway Glass
Container, Inc., 6.625%,
05/13/2027 130,046
0.1
670,000
(1)
Owens-Brockway Glass
Container, Inc., 7.250%,
05/15/2031 652,895
0.4
520,000
(1)
Sealed Air Corp.,
4.000%,
12/01/2027 498,843
0.3
355,000
(1)
Sealed Air Corp/Sealed
Air Corp. US, 6.125%,
02/01/2028 356,467
0.2
575,000
(1)
Sensata Technologies,
Inc., 3.750%,
02/15/2031 503,316
0.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
730,000
(1)
Smyrna Ready Mix
Concrete LLC, 8.875%,
11/15/2031 $ 767,748
0.5
420,000
(1)
Standard Industries,
Inc., 3.375%,
01/15/2031 360,457
0.2
587,000
(1)
Standard Industries,
Inc., 4.375%,
07/15/2030 538,273
0.3
410,000
(1)
Summit Materials LLC
/ Summit Materials
Finance Corp., 5.250%,
01/15/2029 413,212
0.2
358,000
(1)
Summit Materials LLC
/ Summit Materials
Finance Corp., 6.500%,
03/15/2027 358,135
0.2
530,000
(1)
Terex Corp., 6.250%,
10/15/2032 520,156
0.3
595,000
(1)
TransDigm, Inc.,
6.000%,
01/15/2033 583,606
0.3
646,000
(1)
TransDigm, Inc.,
6.625%,
03/01/2032 652,638
0.4
445,000
(1)
Weekley Homes LLC /
Weekley Finance Corp.,
4.875%,
09/15/2028 426,295
0.3
405,000
(1)
Wilsonart LLC,
11.000%,
08/15/2032 397,443
0.2
18,452,141
10.7
Technology : 3.5%
624,000
(1)
Amentum Escrow Corp.,
7.250%,
08/01/2032 629,440
0.4
1,320,000
(1)
Cloud Software
Group, Inc., 6.500%,
03/31/2029 1,297,280
0.7
315,000
(1)
Entegris Escrow Corp.,
5.950%,
06/15/2030 312,718
0.2
320,000
(1)
Entegris, Inc., 3.625%,
05/01/2029 290,131
0.2
535,000
(1)
Fortress Intermediate
3, Inc., 7.500%,
06/01/2031 546,193
0.3
505,000
(1)
NCR Atleos Escrow
Corp., 9.500%,
04/01/2029 547,544
0.3
295,000
(1)
Open Text Corp.,
3.875%,
12/01/2029 267,284
0.2
560,000
(1)
Open Text Holdings,
Inc., 4.125%,
02/15/2030 508,357
0.3
495,000
(1)
Playtika Holding Corp.,
4.250%,
03/15/2029 450,631
0.3
435,000
(1)
Rocket Software, Inc.,
6.500%,
02/15/2029 410,118
0.2
687,000
(1)
UKG, Inc., 6.875%,
02/01/2031 697,722
0.4
5,957,418
3.5

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities : 3.0%
575,000
(1)
Alpha Generation LLC,
6.750%,
10/15/2032 $ 569,422
0.3
320,000
(1)
Calpine Corp., 4.500%,
02/15/2028 307,174
0.2
471,000
(1)
Calpine Corp., 5.000%,
02/01/2031 443,255
0.3
410,000
(1)
Calpine Corp., 5.125%,
03/15/2028 397,953
0.2
26,000
(1)
Calpine Corp., 5.250%,
06/01/2026 25,985
0.0
625,000
(1)
Lightning Power LLC,
7.250%,
08/15/2032 644,449
0.4
460,000
(1)
NRG Energy, Inc.,
3.625%,
02/15/2031 402,570
0.2
240,000
(1)
NRG Energy, Inc.,
6.000%,
02/01/2033 233,285
0.1
345,000
(1)
NRG Energy, Inc.,
6.250%,
11/01/2034 338,664
0.2
420,000  TransAlta Corp.,
7.750%,
11/15/2029 438,332
0.3
260,000
(1)
Vistra Operations
Co. LLC, 4.375%,
05/01/2029 245,030
0.1
435,000
(1)
Vistra Operations
Co. LLC, 5.500%,
09/01/2026 433,986
0.3
225,000
(1)
Vistra Operations
Co. LLC, 5.625%,
02/15/2027 224,775
0.1
516,000
(1)
Vistra Operations
Co. LLC, 7.750%,
10/15/2031 541,798
0.3
5,246,678
3.0
Total Corporate Bonds/
Notes
(Cost $157,467,662)
159,739,158
92.9
BANK LOANS : 3.3%
Communications : 0.5%
400,000
(4)
Gray Television
Inc, Term Loan D,
12/01/2028 370,050
0.2
525,000  MH Sub I LLC, 9.096%,
05/03/2028 526,240
0.3
896,290
0.5
Consumer, Cyclical : 0.6%
370,313  American Greetings
Corporation, Tranche C
Term Loan, 10.595%,
(TSFR1M+5.750%),
10/30/2029 373,460
0.2
270,000
(4)
Kodiak BP LLC, New
Initial Term Loan,
11/26/2031 270,675
0.2
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Cyclical: (continued)
375,000  Petco Health and
Wellness Company
Inc., First Lien Initial
Term Loan, 8.115%,
03/06/2028 $ 365,039
0.2
1,009,174
0.6
Consumer, Non-cyclical : 0.4%
232,842  Kuehg Corp., Term
Loan, 7.839%,
(TSFR3M+3.250%),
06/12/2030 235,607
0.2
374,063
(4)
Nielsen Consumer Inc.,
Ninth Amend Dollar
Term Loan,
03/06/2028 374,842
0.2
610,449
0.4
Energy : 0.5%
448,875
(4)
Epic Y Grade Services
LP, Term Loan,
06/29/2029 450,629
0.3
374,063
(4)
GoodNight Water
Solutions Holdings
LLC, Initial Term Loan,
06/04/2029 375,621
0.2
826,250
0.5
Financial : 0.7%
806,875  HUB International
Ltd, Incremental
Term Loan, 8.255%,
(TSFR2M+3.000%),
06/20/2030 813,222
0.5
373,127
(4)
Osaic Holdings Inc
(f/k/a Advisor Group
Holdings Inc), Term B4
Loan,
08/17/2028 375,051
0.2
98,684  Truist Insurance
Holdings LLC, 2nd Lien
Term Loan, 10.060%,
(TSFR1M+3.500%),
03/08/2032 101,439
0.0
1,289,712
0.7
Technology : 0.6%
375,000  Cotiviti Holdings
Inc., Fixed Rate
Term Loan, 8.450%,
(TSFRM1M+3.250%),
04/30/2031 377,812
0.2
149,250  Cotiviti Inc., Initial
Floating Rate Term
Loan, 8.574%,
(TSFR1M+3.250%),
04/30/2031 150,602
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Technology: (continued)
500,000
(4)
PointClickCare
Technologies Inc.,
2024-1 Term Loan,
11/03/2031 $ 502,813
0.3
1,031,227
0.6
Total Bank Loans
(Cost $5,581,096)
5,663,102
3.3
Total Long-Term
Investments
(Cost $163,048,758)
165,402,260
96.2
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 4.5%
Repurchase Agreements : 2.1%
1,000,000
(5)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
12/31/2024, 4.600%,
due 01/02/2025
(Repurchase
Amount $1,000,252,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.000%-
7.000%, Market Value
plus accrued interest
$1,020,000, due
10/01/29-02/01/57)
1,000,000
0.6
1,000,000
(5)
Clear Street LLC,
Repurchase
Agreement dated
12/31/2024, 4.600%,
due 01/02/2025
(Repurchase
Amount $1,000,252,
collateralized by various
U.S. Government
Securities, 2.375%-
6.125%, Market Value
plus accrued interest
$1,020,000, due
11/15/27-05/15/54)
1,000,000
0.6
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
626,385
(5)
Daiwa Capital
Markets America,
Inc., Repurchase
Agreement dated
12/31/2024, 4.470%,
due 01/02/2025
(Repurchase Amount
$626,538, collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market
Value plus accrued
interest $638,913, due
03/27/25-01/01/55)
$ 626,385
0.3
1,000,000
(5)
Marex Capital Markets
Inc., Repurchase
Agreement dated
12/31/2024, 4.630%,
due 01/02/2025
(Repurchase
Amount $1,000,254,
collateralized by various
U.S. Government
Agency Obligations,
2.500%-6.500%, Market
Value plus accrued
interest $1,020,000, due
11/01/51-12/01/54)
1,000,000
0.6
Total Repurchase
Agreements
(Cost $3,626,385)
3,626,385
2.1
Commercial Paper : 1.5%
500,000
Cigna Group,
4.590
%,
01/15/2025 499,060
0.3
1,000,000  Consolidated Edison,
4.560
%,
01/06/2025 999,254
0.6
1,000,000  Mckesson Corp.,
4.550
%,
01/03/2025 999,627
0.6
Total Commercial Paper
(Cost $2,498,193)
2,497,941
1.5

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya VACS Series HYB Fund
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 0.9%
1,624,000
(6)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.370%
(Cost $1,624,000) $ 1,624,000 0.9
Total Short-Term
Investments
(Cost $7,748,578)
$ 7,748,326
4.5
Total Investments in
Securities
(Cost $170,797,336) $ 173,150,586 100.7
Liabilities in Excess of
Other Assets
(1,206,277) (0.7)
Net Assets $ 171,944,309 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion.
Rates shown are the current rate and possible payment rates.
(4)
Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of December 31, 2024.
Reference Rate Abbreviations:
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR2M 2-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya VACS Series HYB Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
December 31, 2024
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 159,739,158 $ — $ 159,739,158
Bank Loans — 5,663,102 — 5,663,102
Short-Term Investments 1,624,000 6,124,326 — 7,748,326
Total Investments, at fair value $ 1,624,000 $ 171,526,586 $ — $ 173,150,586
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 3,270,780
Gross Unrealized Depreciation (917,530)
Net Unrealized Appreciation $ 2,353,250